Sarah R. Lord
State Street
1 Iron Street CCB 1102
Boston, MA 02210
Tel +1 617 662 2641 slord@statestreet.com

August 4, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares U.S. ETF Trust (the “Registrant”)
Securities Act File No. 333-179904
Investment Company Act File No. 811-22649

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 21, 2016 to the prospectuses for the following funds:

iShares Interest Rate Hedged 10+ Year Credit Bond ETF

iShares Interest Rate Hedged Corporate Bond ETF

iShares Interest Rate Hedged Emerging Markets Bond ETF

iShares Interest Rate Hedged High Yield Bond ETF

The purpose of this filing is to submit the 497 dated July 21, 2016 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah Lord
Sarah Lord

cc:	Benjamin Haskin, Esq.